Cash and cash equivalents	6 Months Ended
Jun. 30, 2021
Cash and cash equivalents
Cash and cash equivalents

4.Cash and cash equivalents

For the purposes of the Interim Condensed Unaudited Consolidated Statements of Cash Flows, cash and cash equivalents comprise the following balances with original term to maturity of 180 days or less:

	June,	December 31,
	2021	2020
Cash	$245,028,791	$58,450,680
Cash equivalent	5,000,000	70,999,996
	$250,028,791	$129,450,676